Income tax - Schedule of Reconciliation Between Statutory and Effective Income Tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes paid (refund) [abstract]
Net loss	€ (23,961)	€ (68,132)	€ (39,700)
Effective tax expense	3	101	120
Recurring loss before tax	€ (23,959)	€ (68,031)	€ (39,580)
Theoretical tax rate (statutory rate in France)	25.00%	25.00%	25.00%
Theoretical tax (benefit) expense	€ (5,990)	€ (17,008)	€ (9,895)
Share-based payment	885	1,074	805
Other permanent differences	(108)	195	(660)
Other non-taxable items (CIR)	(704)	(811)	(985)
Unrecognized deferred tax on timing differences and tax losses	5,920	16,651	10,854
Effective tax expense	€ 3	€ 101	€ 120
Effective tax rate	0.00%	(0.10%)	(0.30%)